Interest-Bearing Loans from Banks and Others (Details 2) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Disclosure of financial instruments by type of interest rate [line items]
Year 1 - current maturities	₪ 50
Year 2	2,019
Year 3	428
Year 4	483
Year 5	722
Year 6 and thereafter	973
Net of current maturities	4,625
Total	4,675
In NIS linked to CPI [Member]
Disclosure of financial instruments by type of interest rate [line items]
Year 1 - current maturities	11
Year 2	354
Year 3	4
Year 4	1
Year 5	51
Year 6 and thereafter	101
Net of current maturities	511
Total	522
In NIS non linked [Member]
Disclosure of financial instruments by type of interest rate [line items]
Year 1 - current maturities	2
Year 2	16
Year 3	2
Year 4	2
Year 5	84
Year 6 and thereafter
Net of current maturities	104
Total	106
In C [Member]
Disclosure of financial instruments by type of interest rate [line items]
Year 1 - current maturities
Year 2
Year 3	135
Year 4	217
Year 5
Year 6 and thereafter
Net of current maturities	352
Total	352
In US [Member]
Disclosure of financial instruments by type of interest rate [line items]
Year 1 - current maturities	32
Year 2	1,229
Year 3	280
Year 4	255
Year 5	159
Year 6 and thereafter	346
Net of current maturities	2,269
Total	2,301
In Euro [Member]
Disclosure of financial instruments by type of interest rate [line items]
Year 1 - current maturities	5
Year 2	420
Year 3	7
Year 4	8
Year 5	8
Year 6 and thereafter	526
Net of current maturities	969
Total	974
Swedish Krona [Member]
Disclosure of financial instruments by type of interest rate [line items]
Year 1 - current maturities
Year 2
Year 3
Year 4
Year 5
Year 6 and thereafter
Net of current maturities
Total
Norwegian Krone [Member]
Disclosure of financial instruments by type of interest rate [line items]
Year 1 - current maturities
Year 2
Year 3
Year 4
Year 5	420
Year 6 and thereafter
Net of current maturities	420
Total	₪ 420